INCOME TAXES (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Income Tax Disclosure [Abstract]
Federal income tax rate	34.00%
Net operating loss carryforward	$ 5,154
Operating loss expiration period	20 years
Net economic loss carryforward	$ 7,101
Economic loss expiration period	15 years